1
Gabelli Pet Parents’ Fund
Schedule of Investments — June 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 90.5%
Consumer Products  — 3.8%
1,300 Oil-Dri Corp. of America ............................ $ 39,845
1,500 Spectrum Brands Holdings Inc. ................ 123,030
162,875
Consumer Services  — 3.3%
1,300 Amazon.com Inc.† ................................... 138,073
Diagnostics  — 6.0%
650 Heska Corp.† ........................................... 61,432
550 IDEXX Laboratories Inc.† .......................... 192,901
254,333
Pet Food and Nutrition  — 6.3%
16,500 BARK Inc.† .............................................. 21,120
500 Colgate-Palmolive Co. .............................. 40,070
1,700 Freshpet Inc.† .......................................... 88,213
600 General Mills Inc. ..................................... 45,270
600 Nestlé SA ................................................. 70,041
264,714
Pet Healthcare  — 26.7%
17,500 Covetrus Inc.† .......................................... 363,125
6,000 CVS Group plc ......................................... 120,951
12,000 Elanco Animal Health Inc.† ....................... 235,560
1,250 Patterson Cos. Inc. ................................... 37,875
18,500 Petco Health & Wellness Co. Inc.† ............ 272,690
250 Virbac SA ................................................. 97,328
1,127,529
Pet Products  — 11.1%
1,600 Central Garden & Pet Co.† ........................ 67,872
9,000 Chewy Inc., Cl. A† .................................... 312,480
500 Church & Dwight Co. Inc. ......................... 46,330
300 The Clorox Co. ......................................... 42,294
468,976
Pet Services  — 15.9%
19,950 PetIQ Inc.† ............................................... 334,961
30,000 Pets at Home Group plc ............................ 112,186
300 Tractor Supply Co. .................................... 58,155
2,750 Trupanion Inc.† ........................................ 165,715
671,017
Pharmaceuticals  — 14.7%
22,500 Animalcare Group plc ............................... 73,814
1,500 Dechra Pharmaceuticals plc ...................... 63,141
5,000 Eco Animal Health Group plc ..................... 6,878
8,000 Phibro Animal Health Corp., Cl. A .............. 153,040
1,900 Zoetis Inc. ................................................ 326,591
623,464
Retail  — 2.7%
1,250 CVS Health Corp. ...................................... 115,825
TOTAL COMMON STOCKS .................. 3,826,806
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 9.5%
$ 405,000 U.S. Treasury Bills,
1.063% to 1.624%††,
08/25/22 to 09/22/22 ............................ $ 403,858
TOTAL INVESTMENTS — 100.0%
(Cost $4,657,362) ................................. $ 4,230,664
† Non-income producing security.
†† Represents annualized yields at dates of purchase.